Share-based compensation - Participants and performance-based option program (Details) € in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 EUR (€)	Jun. 30, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accelerated vesting and corresponding expense | €	€ 427
Average remaining contractual life		9 years 7 months 6 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices for share options outstanding		$ 5.79
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices for share options outstanding		$ 11.58